UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gotham Select Fund Management, LP
Address: 520 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Seibert
Title:     CFO
Phone:     212 319-4100

Signature, Place, and Date of Signing:

     Bernard Seibert     New York, NY     May 04, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $987,458 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109 78120  1486600 SH       SOLE                  1486600        0        0
AMERICAN EXPRESS CO            CALL             025816909    57805  1100000 SH  CALL SOLE                        0        0  1100000
AMERICAN EXPRESS CO            COM              025816109 214555  4082877 SH       SOLE                  4082877        0        0
AMERIPRISE FINL INC            CALL             03076c906   9913   220000 SH  CALL SOLE                        0        0   220000
WAL MART STORES INC            CALL             931142903  13227   280000 SH  CALL SOLE                        0        0   280000
WAL MART STORES INC            CALL             931142903  98259  2080000 SH  CALL SOLE                        0        0  2080000
WAL MART STORES INC            CALL             931142903  1795    38000 SH  CALL SOLE                        0        0    38000
WAL MART STORES INC            CALL             931142903 513782 10876000 SH  CALL SOLE                        0        0 10876000